UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–2.36	–5.55	0.97	15.75	–2.36	–24.86	10.13

Class B	–2.67	–5.45	0.91	16.51	–2.67	–24.44	9.45

Class C	1.14	–5.25	0.78	20.48	1.14	–23.62	8.06

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.36	2.06	2.06

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B1	4-30-02	$10,945	$10,945	$15,839

Class C1	4-30-02	10,806	10,806	15,839

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P Composite 1500 Banks Index — is an unmanaged index of banking sector stocks in the S&P 1500 Index. Total return for this index is not available for the ten-year period.

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 No contingent deferred sales charge is applicable.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,218.40	$7.67

Class B	1,000.00	1,215.10	11.51

Class C	1,000.00	1,214.80	11.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,018.00	$6.97

Class B	1,000.00	1,014.50	10.47

Class C	1,000.00	1,014.50	10.47

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.09% and 2.09% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 Holdings (40.3% of Net Assets on 4-30-12)[1,2]

U.S. Bancorp	4.6%	Cullen/Frost Bankers, Inc.	4.1%

Wells Fargo & Company	4.6%	SVB Financial Group	3.8%

BB&T Corp.	4.5%	Zions Bancorporation	3.5%

PNC Financial Services Group, Inc.	4.4%	Independent Bank Corp. — MA	3.3%

JPMorgan Chase & Company	4.4%	Bank of America Corp.	3.1%

Sector Composition[1,3]

Commercial Banks	80.8%	Diversified Financial Services	7.5%

Thrifts & Mortgage Finance	8.3%	Short-Term Investments & Other	3.4%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund focuses on one sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments.

10	Regional Bank Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 96.6%		$551,668,358

(Cost $326,128,081)

Financials 96.6%		551,668,358

Commercial Banks 80.8%

1st United Bancorp, Inc. (I)	741,042	4,490,715

Ameris Bancorp (I)	456,946	5,666,130

Anchor Bancorp, Inc. (I)(V)	161,584	1,712,790

Bank of Marin Bancorp	20,751	769,240

Bar Harbor Bankshares	62,832	2,324,784

BB&T Corp.	795,281	25,480,803

Bond Street Holdings LLC, Class A (I)(S)	533,196	9,597,528

Bridge Capital Holdings (I)	20,913	319,760

Bryn Mawr Bank Corp.	383,894	8,249,882

BSB Bancorp, Inc. (I)	146,415	1,762,837

California United Bank (I)	157,366	1,721,584

Centerstate Banks, Inc.	602,986	4,848,007

Citizens Republic Bancorp, Inc. (I)	857,472	14,465,553

City Holding Company	65,330	2,178,756

Comerica, Inc.	165,668	5,304,689

Cullen/Frost Bankers, Inc.	401,171	23,653,042

East West Bancorp, Inc.	682,746	15,546,126

Evans Bancorp, Inc.	88,914	1,334,599

Fifth Third Bancorp	846,692	12,048,427

First California Financial Group, Inc. (I)	537,497	2,934,734

First Horizon National Corp.	324,384	2,977,845

First Merchants Corp.	198,324	2,445,335

First Southern Bancorp, Inc., Class B (I)	140,985	1,057,388

FNB Corp.	1,289,898	14,640,342

Glacier Bancorp, Inc.	410,433	6,115,452

Hancock Holding Company	417,191	13,425,206

Heritage Commerce Corp. (I)	712,266	4,800,673

Heritage Financial Corp.	141,015	1,847,297

Heritage Oaks Bancorp (I)	1,064,426	5,311,486

Horizon Bancorp	22,508	566,526

Huntington Bancshares, Inc.	776,954	5,197,822

Independent Bank Corp. — MA	661,869	18,578,663

KeyCorp	306,679	2,465,699

M&T Bank Corp.	174,347	15,040,916

MB Financial, Inc.	549,209	11,352,150

See notes to financial statements	Semiannual report | Regional Bank Fund	11

	Shares	Value
Commercial Banks (continued)

NewBridge Bancorp. (I)	212,264	$925,471

Pacific Continental Corp.	318,618	2,832,514

Park Sterling Corp. (I)	592,415	2,790,275

Peoples Bancorp, Inc.	112,557	2,069,923

PNC Financial Services Group, Inc.	379,312	25,155,972

Prosperity Bancshares, Inc.	210,308	9,810,868

Sandy Spring Bancorp, Inc.	100,205	1,804,692

Sierra Bancorp	260,000	2,381,600

Southcoast Financial Corp. (I)	125,739	300,516

Southern First Bancshares, Inc. (I)	5,647	46,305

Southwest Bancorp, Inc. (I)	257,823	2,343,611

State Bank Financial Corp. (I)	174,754	3,014,507

Sun Bancorp, Inc. (I)	638,511	1,845,297

SunTrust Banks, Inc.	660,566	16,038,542

SVB Financial Group (I)	337,944	21,658,831

Talmer Bancorp, Inc. (I)(S)	908,692	6,884,117

TriCo Bancshares	377,716	6,209,651

Trustmark Corp.	90,000	2,290,500

U.S. Bancorp	810,964	26,088,713

Union First Market Bankshares Corp.	266,473	3,719,963

United Bancorp, Inc. (I)	574,891	2,040,863

Univest Corp. of Pennsylvania	36,500	587,650

Washington Banking Company	130,863	1,824,230

Washington Trust Bancorp, Inc.	224,305	5,309,299

Wells Fargo & Company	780,112	26,079,144

WesBanco, Inc.	164,598	3,370,967

Westamerica Bancorp.	190,545	8,740,299

Wilshire Bancorp, Inc. (I)	1,037,847	5,562,860

Zions Bancorporation	967,131	19,719,801

Diversified Financial Services 7.5%

Bank of America Corp.	2,210,678	17,928,599

JPMorgan Chase & Company	578,005	24,842,655

Thrifts & Mortgage Finance 8.3%

Berkshire Hill Bancorp, Inc.	386,034	8,759,111

Cheviot Financial Corp.	188,078	1,630,636

Citizens South Banking Corp. (V)	635,611	3,178,055

First Defiance Financial Corp.	262,030	4,501,675

First Financial Holdings, Inc.	316,686	3,654,556

Flushing Financial Corp.	310,846	4,050,323

Heritage Financial Group, Inc.	174,238	1,963,662

Home Federal Bancorp, Inc.	220,191	2,155,670

Homestreet, Inc. (I)	127,607	4,456,036

Kaiser Federal Financial Group, Inc.	200,414	2,803,792

New York Community Bancorp, Inc.	215,662	2,909,280

Southern Missouri Bancorp, Inc.	50,179	1,235,407

WSFS Financial Corp.	148,312	5,919,134

12	Regional Bank Fund | Semiannual report	See notes to financial statements

	Shares	Value
Preferred Securities 0.4%		$2,384,935

(Cost $1,732,675)

First Southern Bancorp, Inc. (Florida), 5.000%	241	716,835

Monarch Financial Holdings, Inc., Series B,
7.800%	59,575	1,668,100

Warrants 1.1%		$6,449,953

(Cost $6,470,908)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)(J)	97,059	1,076,186

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	714,554

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)	176,192	1,432,441

Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)(J)	199,422	2,670,637

TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)(J)	117,116	250,628

Valley National Bancorp (Expiration Date: 11-14-18,
Strike Price: $16.92) (I)(J)	63,055	93,952

Washington Federal, Inc. (Expiration Date: 11-14-18,
Strike Price: $17.57) (I)(J)	51,979	211,555

	Par value	Value
Short-Term Investments 0.3%		$1,500,000

(Cost $1,500,000)

Repurchase Agreement 0.3%		1,500,000

Repurchase Agreement with State Street Corp. dated 4-30-12
at 0.010% to be repurchased at $1,500,000 on 5-1-12,
collateralized by $1,520,000 Federal National Mortgage Association,
2.700% due 3-28-22 (valued at $1,533,300, including interest)	$1,500,000	1,500,000

Total investments (Cost $335,831,664)† 98.4%		$562,003,246

Other assets and liabilities, net 1.6%		$9,096,052

Total net assets 100.0%		$571,099,298

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department’s Capital Purchase Program.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 7 of the Notes to financial statements.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $338,139,445. Net unrealized appreciation aggregated $223,863,801, of which $236,770,486 related to appreciated investment securities and $12,906,685 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Regional Bank Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $331,481,477)	$557,112,401
Investments in affiliated issuers, at value (Cost $4,350,187)	4,890,845

Total investments, at value (Cost $335,831,664)	562,003,246
Cash	9,162,170
Receivable for investments sold	3,663
Receivable for fund shares sold	947,527
Dividends receivable	333,177
Other receivables and prepaid expenses	152,850

Total assets	572,602,633

Liabilities

Payable for investments purchased	253,900
Payable for fund shares repurchased	755,829
Payable to affiliates
Accounting and legal services fees	12,062
Transfer agent fees	92,351
Distribution and service fees	169,552
Trustees’ fees	113,654
Other liabilities and accrued expenses	105,987

Total liabilities	1,503,335

Net assets

Paid-in capital	$325,824,474
Accumulated distributions in excess of net investment income	(85,460)
Accumulated net realized gain on investments	19,188,702
Net unrealized appreciation (depreciation) on investments	226,171,582

Net assets	$571,099,298

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($520,725,772 ÷ 36,435,287 shares)	$14.29
Class B ($19,744,682 ÷ 1,427,847 shares)[1]	$13.83
Class C ($30,628,844 ÷ 2,211,856 shares)[1]	$13.85

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.04

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Regional Bank Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends from unaffiliated issuers	$5,130,966
Dividends from affiliated issuers	12,712
Interest	113

Total investment income	5,143,791

Expenses

Investment management fees	2,114,158
Distribution and service fees	960,551
Accounting and legal services fees	57,125
Transfer agent fees	548,511
Trustees’ fees	26,034
State registration fees	24,925
Printing and postage	40,648
Professional fees	27,442
Custodian fees	43,156
Registration and filing fees	8,963
Other	10,317

Total expenses	3,861,830

Net investment income	1,281,961

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	21,496,768

21,496,768
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	80,246,463
Investments in affiliated issuers	1,315,336

81,561,799

Net realized and unrealized gain	103,058,567

Increase in net assets from operations	$104,340,528

See notes to financial statements	Semiannual report | Regional Bank Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	$1,281,961	2,046,622
Net realized gain	21,496,768	36,041,571
Change in net unrealized appreciation (depreciation)	81,561,799	(45,005,589)

Increase (decrease) in net assets resulting from operations	104,340,528	(6,917,396)

Distributions to shareholders
From net investment income
Class A	(1,326,878)	(1,964,810)
Class B	(2,488)	(16,791)
Class C	(3,584)	(23,778)
From net realized gain
Class A	(28,006,674)	(44,148,045)
Class B	(1,161,638)	(2,134,025)
Class C	(1,673,571)	(2,722,756)

Total distributions	(32,174,833)	(51,010,205)

From Fund share transactions	(4,158,443)	(57,270,794)

Total increase (decrease)	68,007,252	(115,198,395)

Net assets

Beginning of period	503,092,046	618,290,441

End of period	571,099,298	503,092,046

Accumulated distributions in excess of net investment income	($85,460)	($34,471)

16	Regional Bank Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$12.56	$13.95	$13.05	$18.19	$34.06	$41.79
Net investment income[2]	0.04	0.06	0.04	0.19	0.47	0.66
Net realized and unrealized gain (loss)
on investments	2.51	(0.27)	0.91	(2.78)	(7.04)	(2.28)
Total from investment operations	2.55	(0.21)	0.95	(2.59)	(6.57)	(1.62)
Less distributions
From net investment income	(0.04)	(0.05)	(0.05)	(0.22)	(0.52)	(0.68)
From net realized gain	(0.78)	(1.13)	—	(2.33)	(8.78)	(5.43)
Total distributions	(0.82)	(1.18)	(0.05)	(2.55)	(9.30)	(6.11)
Net asset value, end of period	$14.29	$12.56	$13.95	$13.05	$18.19	$34.06
Total return (%)[3]	21.84[4]	(2.37)	7.26[5]	(12.98)[5]	(23.53)	(5.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$521	$457	$559	$584	$813	$1,268
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.39[6]	1.36	1.38	1.55	1.35	1.27
Expenses net of fee waivers	1.39[6]	1.36	1.38	1.54	1.35	1.27
Net investment income	0.54[6]	0.40	0.30	1.56	2.33	1.76
Portfolio turnover (%)	5	16	24	37	23	13

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.

See notes to financial statements	Semiannual report | Regional Bank Fund	17

CLASS B SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$12.18	$13.62	$12.79	$17.89	$33.66	$41.37
Net investment income (loss)[2]	(0.01)	(0.04)	(0.06)	0.11	0.34	0.38
Net realized and unrealized gain (loss)
on investments	2.44	(0.26)	0.89	(2.75)	(6.97)	(2.25)
Total from investment operations	2.43	(0.30)	0.83	(2.64)	(6.63)	(1.87)
Less distributions
From net investment income	—[3]	(0.01)	—[3]	(0.13)	(0.36)	(0.41)
From net realized gain	(0.78)	(1.13)	—	(2.33)	(8.78)	(5.43)
Total distributions	(0.78)	(1.14)	—[3]	(2.46)	(9.14)	(5.84)
Net asset value, end of period	$13.83	$12.18	$13.62	$12.79	$17.89	$33.66
Total return (%)[4]	21.51[5]	(3.16)	6.52[6]	(13.60)[6]	(24.09)[6]	(5.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$19	$27	$34	$55	$125
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.09[7]	2.06	2.09	2.26	2.07	1.98
Expenses net of fee waivers	2.09[7]	2.06	2.08	2.24	2.06	1.98
Net investment income (loss)	(0.15)[7]	(0.30)	(0.40)	0.90	1.64	1.03
Portfolio turnover (%)	5	16	24	37	23	13

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

CLASS C SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$12.20	$13.63	$12.80	$17.90	$33.66	$41.37
Net investment income (loss)[2]	(0.01)	(0.04)	(0.06)	0.10	0.31	0.38
Net realized and unrealized gain (loss)
on investments	2.44	(0.25)	0.89	(2.74)	(6.93)	(2.25)
Total from investment operations	2.43	(0.29)	0.83	(2.64)	(6.62)	(1.87)
Less distributions
From net investment income	—[3]	(0.01)	—[3]	(0.13)	(0.36)	(0.41)
From net realized gain	(0.78)	(1.13)	—	(2.33)	(8.78)	(5.43)
Total distributions	(0.78)	(1.14)	—[3]	(2.46)	(9.14)	(5.84)
Net asset value, end of period	$13.85	$12.20	$13.63	$12.80	$17.90	$33.66
Total return (%)[4]	21.48[5]	(3.07)	6.51[6]	(13.59)[6]	(24.06)	(5.70)

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$27	$32	$28	$37	$35
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.09[7]	2.06	2.08	2.25	2.06	1.98
Expenses net of fee waivers	2.09[7]	2.06	2.08	2.23	2.06	1.98
Net investment income (loss)	(0.15)[7]	(0.30)	(0.41)	0.86	1.59	1.04
Portfolio turnover (%)	5	16	24	37	23	13

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

18	Regional Bank Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Regional Bank Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Industry
Commercial Banks	$469,588,546	$448,643,243	$3,746,823	$17,198,480
Diversified Financial
Services	43,485,808	43,485,808	—	—
Thrifts & Mortgage
Finance	47,428,892	47,428,892	—	—
Short-Term Investments	1,500,000	—	1,500,000	—

Total Investments in
Securities	$562,003,246	$539,557,943	$5,246,823	$17,198,480

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of 10-31-11	$6,728,345
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	249,479
Purchases	623,128
Sales	—
Transfers into Level 3	9,597,528
Transfers out of Level 3	—
Balance as of 4-30-12	$17,198,480
Change in unrealized at period end*	$1,097,935

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

20	Regional Bank Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semiannual report | Regional Bank Fund	21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.750% of the next $500,000,000; (c) 0.735% of the next $1,000,000,000; and (d) 0.725% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to an effective rate of 0.80% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

22	Regional Bank Fund | Semiannual report

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $241,560 for the six months ended April 30, 2012. Of this amount, $38,024 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $197,798 was paid as sales commissions to broker-dealers and $5,738 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $61,294 and $10,484 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$725,961	$500,091
Class B	94,827	19,591
Class C	139,763	28,829
Total	$960,551	$548,511

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Regional Bank Fund	23

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,046,573	$39,890,439	3,766,109	$52,806,080
Distributions reinvested	2,172,856	25,207,553	2,777,665	39,174,776
Repurchased	(5,193,133)	(67,450,681)	(10,228,926)	(142,645,243)

Net increase (decrease)	26,296	($2,352,689)	(3,685,152)	($50,664,387)

Class B shares

Sold	92,988	$1,198,381	164,425	$2,297,167
Distributions reinvested	90,900	1,018,988	132,627	1,830,542
Repurchased	(305,345)	(3,872,309)	(715,394)	(9,741,244)

Net decrease	(121,457)	($1,654,940)	(418,342)	($5,613,535)

Class C shares

Sold	195,590	$2,467,170	678,592	$9,685,688
Distributions reinvested	101,047	1,133,753	153,901	2,125,862
Repurchased	(302,335)	(3,751,737)	(962,164)	(12,804,422)

Net decrease	(5,698)	($150,814)	(129,671)	($992,872)

Net decrease	(100,859)	($4,158,443)	(4,233,165)	($57,270,794)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $24,507,896 and $58,921,015, respectively, for the six months ended April 30, 2012.

Note 7 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2012 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Anchor Bancorp	161,584	161,584	—	—	$1,712,790
Citizens South
Banking Corp.	635,611	635,611	—	$12,712	3,178,055

Note 8 — Industry or sector risk

From time to time the Fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the Fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the Fund will be less diversified than a more broadly diversified fund, and it may cause the Fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the Fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

24	Regional Bank Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Regional Bank Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	01SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Equity Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–10.06	2.05	4.04	10.44	–10.06	10.70	48.62

Class B	–10.57	2.01	3.97	10.86	–10.57	10.44	47.66

Class C	–6.89	2.38	3.84	14.85	–6.89	12.46	45.75

Class I1	–4.95	3.71	5.22	16.47	–4.95	19.95	66.27

Class R6[1,2]	–4.83	3.75	5.23	16.54	–4.83	20.21	66.49

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*
Net/Gross (%)	1.28	1.98	1.98	0.90	0.84

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Cap Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [3]	4-30-02	$14,766	$14,766	$18,004

Class C3	4-30-02	14,575	14,575	18,004

Class I [1]	4-30-02	16,627	16,627	18,004

Class R6 [1,2]	4-30-02	16,649	16,649	18,004

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectuses.

2 The inception date of Class R6 is 9-1-11; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

3 No contingent deferred sales charge is applicable.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,162.50	$7.15

Class B	1,000.00	1,158.60	10.90

Class C	1,000.00	1,158.50	10.89

Class I	1,000.00	1,164.70	5.01

Class R6	1,000.00	1,165.40	4.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,018.20	$6.67

Class B	1,000.00	1,014.80	10.17

Class C	1,000.00	1,014.80	10.17

Class I	1,000.00	1,020.20	4.67

Class R6	1,000.00	1,020.60	4.32

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.33%, 2.03%, 2.03%, 0.93% and 0.86% for Class A, Class B, Class C, Class I and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (24.3% of Net Assets on 4-30-12)[1,2]

Hexcel Corp.	3.1%	VeriFone Systems, Inc.	2.3%

IMAX Corp.	2.9%	The KEYW Holding Corp.	2.2%

KVH Industries, Inc.	2.5%	Align Technology, Inc.	2.2%

Cardtronics, Inc.	2.5%	Lufkin Industries, Inc.	2.1%

Mednax, Inc.	2.4%	Ancestry.com, Inc.	2.1%

Sector Composition[1,3]

Information Technology	28.9%	Energy	6.1%

Industrials	18.8%	Financials	5.7%

Consumer Discretionary	16.5%	Consumer Staples	3.5%

Health Care	10.7%	Short-Term Investments & Other	3.6%

Materials	6.2%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Investments in smaller companies may involve greater risks than those in larger, more well-known companies. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

10	Small Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value

Common Stocks 96.4%		$432,198,938

(Cost $357,419,877)

Consumer Discretionary 16.5%		74,013,028

Auto Components 0.8%

Dorman Products, Inc. (I)	80,464	3,844,570

Hotels, Restaurants & Leisure 3.3%

Bally Technologies, Inc. (I)	147,560	7,164,038

Bravo Brio Restaurant Group, Inc. (I)	293,968	5,938,154

Buffalo Wild Wings, Inc. (I)	19,970	1,674,485

Household Durables 2.7%

iRobot Corp. (I)	277,349	6,548,210

Tempur-Pedic International, Inc. (I)	92,347	5,433,697

Internet & Catalog Retail 1.5%

CafePress, Inc. (I)	44,192	741,542

HomeAway, Inc. (I)(L)	225,031	5,862,058

Media 2.9%

IMAX Corp. (I)	541,974	12,991,117

Specialty Retail 2.4%

Lumber Liquidators Holdings, Inc. (I)	117,488	3,398,928

Select Comfort Corp. (I)	129,763	3,747,555

Teavana Holdings, Inc. (I)(L)	178,995	3,739,206

Textiles, Apparel & Luxury Goods 2.9%

G-III Apparel Group, Ltd. (I)	175,528	4,712,927

Steven Madden, Ltd. (I)	143,318	6,192,771

Tumi Holdings, Inc. (I)	79,457	2,023,770

Consumer Staples 3.5%		15,878,032

Food & Staples Retailing 0.5%

United Natural Foods, Inc. (I)	46,378	2,285,972

Food Products 3.0%

Darling International, Inc. (I)	350,360	5,738,897

TreeHouse Foods, Inc. (I)	136,553	7,853,163

Energy 6.1%		27,126,278

Energy Equipment & Services 2.2%

Lufkin Industries, Inc.	124,822	9,591,322

See notes to financial statements	Semiannual report | Small Cap Equity Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 3.9%

Americas Petrogas, Inc. (I)	2,950,567	$8,154,121

BlackPearl Resources, Inc. (I)	1,008,442	4,532,553

Ivanhoe Energy, Inc. (I)	4,024,295	3,662,108

Solazyme, Inc. (I)	107,834	1,186,174

Financials 5.7%		25,548,272

Capital Markets 2.4%

Evercore Partners, Inc., Class A	237,759	6,283,970

Solar Senior Capital, Ltd.	283,653	4,598,015

Commercial Banks 1.0%

SVB Financial Group (I)	69,226	4,436,694

Consumer Finance 1.0%

Cash America International, Inc.	98,898	4,623,482

Real Estate Investment Trusts 1.3%

Equity Lifestyle Properties, Inc.	80,156	5,606,111

Health Care 10.7%		48,153,064

Biotechnology 1.0%

Alkermes PLC (I)	256,558	4,438,453

Health Care Equipment & Supplies 3.4%

Align Technology, Inc. (I)(L)	313,216	9,932,079

Thoratec Corp. (I)	157,519	5,483,236

Health Care Providers & Services 2.4%

Mednax, Inc. (I)	152,370	10,702,469

Health Care Technology 1.2%

Greenway Medical Technologies (I)	229,344	3,531,898

HealthStream, Inc. (I)	81,221	1,861,585

Pharmaceuticals 2.7%

Impax Laboratories, Inc. (I)	178,583	4,398,499

Par Pharmaceutical Companies, Inc. (I)	116,882	4,948,784

Salix Pharmaceuticals, Ltd. (I)	57,815	2,856,061

Industrials 18.8%		84,120,340

Aerospace & Defense 8.3%

BE Aerospace, Inc. (I)	156,223	7,347,168

Hexcel Corp. (I)	500,174	13,694,764

The KEYW Holding Corp. (I)	1,062,929	9,991,533

Triumph Group, Inc.	96,780	6,079,720

Airlines 1.2%

Copa Holdings SA, Class A	65,299	5,309,462

Building Products 3.1%

Quanex Building Products Corp.	390,881	7,203,937

Trex Company, Inc. (I)	213,007	6,816,224

Commercial Services & Supplies 0.5%

Clean Harbors, Inc. (I)	32,039	2,186,341

12	Small Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Electrical Equipment 0.7%

Acuity Brands, Inc.	57,293	$3,183,772

Machinery 1.5%

Graham Corp.	300,066	6,625,457

Professional Services 2.7%

CoStar Group, Inc. (I)	75,777	5,523,386

Mistras Group, Inc. (I)	188,913	4,433,788

The Advisory Board Company (I)	25,500	2,324,580

Trading Companies & Distributors 0.8%

DXP Enterprises, Inc. (I)	78,400	3,400,208

Information Technology 28.9%		129,435,388

Communications Equipment 2.5%

KVH Industries, Inc. (I)(V)	1,109,230	11,070,115

Internet Software & Services 6.4%

Ancestry.com, Inc. (I)(L)	354,656	9,469,315

Bankrate, Inc. (I)	222,906	5,220,459

Millennial Media, Inc. (I)	154,715	2,934,944

TechTarget, Inc. (I)	797,832	5,935,870

XO Group, Inc. (I)	534,141	4,951,487

IT Services 6.0%

Cardtronics, Inc. (I)	419,830	11,066,719

VeriFone Systems, Inc. (I)	219,231	10,444,161

Wright Express Corp. (I)	84,223	5,375,112

Semiconductors & Semiconductor Equipment 3.0%

Cavium, Inc. (I)	235,689	6,896,260

Ceva, Inc. (I)	301,489	6,659,892

Software 11.0%

Aspen Technology, Inc. (I)	305,201	6,036,876

Bottomline Technologies, Inc. (I)	173,505	4,082,573

BroadSoft, Inc. (I)	169,427	7,253,170

Concur Technologies, Inc. (I)(L)	160,257	9,064,136

Monotype Imaging Holdings, Inc. (I)	588,642	8,352,830

RealPage, Inc. (I)	281,408	5,107,555

Synchronoss Technologies, Inc. (I)	67,943	2,126,616

Ultimate Software Group, Inc. (I)	95,740	7,387,298

Materials 6.2%		27,924,536

Chemicals 1.7%

Karnalyte Resources, Inc. (I)	372,907	3,703,212

LSB Industries, Inc. (I)	111,464	3,780,859

Metals & Mining 4.5%

Avalon Rare Metals, Inc. (I)	1,585,327	3,996,015

Carpenter Technology Corp.	128,895	7,174,296

Focus Metals, Inc.	351,997	363,453

Pretium Resources, Inc. (I)	527,171	8,906,701

See notes to financial statements	Semiannual report | Small Cap Equity Fund	13

		Shares	Value

Warrants 0.1%			$197,259

(Cost $0)

Focus Metals, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	194,433

Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price:
CAD 4.60) (I)		558,105	2,826

	Yield (%)	Shares	Value

Securities Lending Collateral 1.5%			$6,875,836

(Cost $6,873,777)

John Hancock Collateral Investment Trust (W)	0.3316 (Y)	687,013	6,875,836

		Par value	Value

Short-Term Investments 0.6%			$2,420,000

(Cost $2,420,000)

Repurchase Agreement 0.6%			2,420,000
Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $2,420,001 on 5-1-12, collateralized by $2,455,000 Federal National Mortgage Association, 3.000% due
3-28-22 (valued at $2,470,541, including interest)		$2,420,000	2,420,000

Total investments (Cost $366,713,654)† 98.6%			$441,692,033

Other assets and liabilities, net 1.4%			$6,462,588

Total net assets 100.0%			$448,154,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security, refer to Note 8 of the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $374,360,715. Net unrealized appreciation aggregated $67,331,318, of which $88,822,107 related to appreciated investment securities and $21,490,789 related to depreciated investment securities.

14	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $345,813,232) including
$6,698,718 of securities loaned	$423,746,082
Investments in affiliated issuers, at value (Cost $20,900,422)	17,945,951

Total investments, at value (Cost $366,713,654)	441,692,033

Cash	10,287,693
Foreign currency, at value (Cost $541,271)	539,819
Receivable for investments sold	11,112,402
Receivable for fund shares sold	76,260
Dividends and interest receivable	51,567
Receivable for securities lending income	91,496
Other receivables and prepaid expenses	149,050

Total assets	464,000,320

Liabilities

Payable for investments purchased	7,952,292
Payable for fund shares repurchased	727,256
Payable upon return of securities loaned	6,876,825
Payable to affiliates
Accounting and legal services fees	10,198
Transfer agent fees	70,652
Distribution and service fees	23,011
Trustees’ fees	73,718
Other liabilities and accrued expenses	111,747

Total liabilities	15,845,699

Net assets

Paid-in capital	$555,869,256
Accumulated distributions in excess of net investment income	(9,689,022)
Accumulated net realized loss on investments, written options and foreign
currency transactions	(173,002,540)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	74,976,927

Net assets	$448,154,621

See notes to financial statements	Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($377,274,931 ÷ 14,632,051 shares)	$25.78
Class B ($23,865,355 ÷ 1,022,020 shares)[1]	$23.35
Class C ($28,214,948 ÷ 1,207,750 shares)[1]	$23.36
Class I ($18,685,747 ÷ 683,848 shares)	$27.32
Class R6 ($113,640 ÷ 4,156 shares)	$27.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$27.14

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$485,672
Securities lending	422,616
Interest	36

Total investment income	908,324

Expenses

Investment management fees	1,495,801
Distribution and service fees	793,809
Accounting and legal services fees	49,752
Transfer agent fees	433,421
Trustees’ fees	14,051
State registration fees	30,974
Printing and postage	32,245
Professional fees	28,340
Custodian fees	62,817
Registration and filing fees	32,155
Other	8,892

Total expenses	2,982,257

Net investment loss	(2,073,933)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,956,930
Investments in affiliated issuers	(1,119,829)
Capital gain distributions received from affiliated underlying funds	110
Written options	171,738
Foreign currency transactions	(18,828)

15,990,121
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	46,064,940
Investments in affiliated issuers	4,476,677
Written options	56,296
Translation of assets and liabilities in foreign currencies	(3,538)

50,594,375

Net realized and unrealized gain	66,584,496

Increase in net assets from operations	$64,510,563

See notes to financial statements	Semiannual report | Small Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment loss	($2,073,933)	($4,199,553)
Net realized gain	15,990,121	95,542,305
Change in net unrealized appreciation (depreciation)	50,594,375	(62,455,535)

Increase in net assets resulting from operations	64,510,563	28,887,217

Distributions to shareholders
From net investment income
Class A	(6,653,795)	(2,420,515)
Class B	(334,720)	(11,511)
Class C	(368,748)	(17,583)
Class I	(340,585)	(146,578)
Class R6	(2,219)	—

Total distributions	(7,700,067)	(2,596,187)

From Fund share transactions	(21,550,906)	(42,686,219)

Total increase (decrease)	35,259,590	(16,395,189)

Net assets

Beginning of period	412,895,031	429,290,220

End of period	$448,154,621	$412,895,031

Undistributed (accumulated distributions in excess of)
net investment income	($9,689,022)	$84,978

18	Small Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$22.63	$21.41	$16.27	$12.58	$24.60	$22.00
Net investment loss[2]	(0.11)	(0.20)	(0.21)	(0.18)	(0.18)[3]	(0.26)
Net realized and unrealized gain (loss)
on investments	3.70	1.57	5.35	3.87	(11.84)	2.86
Total from investment operations	3.59	1.37	5.14	3.69	(12.02)	2.60
Less distributions
From net investment income	(0.44)	(0.15)	—	—	—	—
Net asset value, end of period	$25.78	$22.63	$21.41	$16.27	$12.58	$24.60
Total return (%)[4]	16.25[5]	6.34[6]	31.59[7]	29.33[7]	(48.86)[7]	11.82

Ratios and supplemental data

Net assets, end of period (in millions)	$377	$347	$361	$279	$240	$539
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.33[8]	1.28	1.47	1.77[9]	1.49	1.40
Expenses net of fee waivers and credits	1.33[8]	1.28	1.47	1.71[9]	1.49	1.40
Net investment loss	(0.90)[8]	(0.80)	(1.11)	(1.30)	(0.95)[3]	(1.14)
Portfolio turnover (%)	32	110	79[10]	103	58	35

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 The Fund’s total return includes a reimbursement from the adviser due to an investment compliance exception, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$20.46	$19.38	$14.83	$11.55	$22.77	$20.50
Net investment loss[2]	(0.17)	(0.33)	(0.32)	(0.25)	(0.31)[3]	(0.40)
Net realized and unrealized gain (loss)
on investments	3.36	1.42	4.87	3.53	(10.91)	2.67
Total from investment operations	3.19	1.09	4.55	3.28	(11.22)	2.27
Less distributions
From net investment income	(0.30)	(0.01)	—	—	—	—
Net asset value, end of period	$23.35	$20.46	$19.38	$14.83	$11.55	$22.77
Total return (%)[4]	15.86[5]	5.61[6]	30.68[7]	28.40[7]	(49.28)[7]	11.07

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$24	$30	$37	$46	$146
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.03[8]	1.98	2.20	2.49[9]	2.19	2.10
Expenses net of fee waivers and credits	2.03[8]	1.98	2.20	2.45[9]	2.19	2.10
Net investment loss	(1.59)[8]	(1.47)	(1.84)	(2.03)	(1.70)[3]	(1.84)
Portfolio turnover (%)	32	110	79[10]	103	58	35

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 The Fund’s total return includes a reimbursement from the adviser due to an investment compliance exception, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

CLASS C SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$20.47	$19.40	$14.84	$11.56	$22.77	$20.50
Net investment loss[2]	(0.17)	(0.33)	(0.31)	(0.26)	(0.30)[3]	(0.40)
Net realized and unrealized gain (loss)
on investments	3.36	1.41	4.87	3.54	(10.91)	2.67
Total from investment operations	3.19	1.08	4.56	3.28	(11.21)	2.27
Less distributions
From net investment income	(0.30)	(0.01)	—	—	—	—
Net asset value, end of period	$23.36	$20.47	$19.40	$14.84	$11.56	$22.77
Total return (%)[4]	15.85[5]	5.58[6]	30.73[7]	28.37[7]	(49.23)[7]	11.07

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$26	$27	$18	$17	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.03[8]	1.98	2.17	2.49[9]	2.19	2.10
Expenses net of fee waivers and credits	2.03[8]	1.98	2.17	2.43[9]	2.19	2.10
Net investment loss	(1.60)[8]	(1.50)	(1.81)	(2.01)	(1.67)[3]	(1.84)
Portfolio turnover (%)	32	110	79[10]	103	58	35

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.06 and 0.35%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 The Fund’s total return includes a reimbursement from the adviser due to an investment compliance exception, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

20	Small Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$24.01	$22.71	$17.16	$13.16	$25.57	$22.73
Net investment loss[2]	(0.07)	(0.13)	(0.11)	(0.07)	(0.12)[3]	(0.14)
Net realized and unrealized gain (loss)
on investments	3.92	1.69	5.66	4.07	(12.29)	2.98
Total from investment operations	3.85	1.56	5.55	4.00	(12.41)	2.84
Less distributions
From net investment income	(0.54)	(0.26)	—	—	—	—
Net asset value, end of period	$27.32	$24.01	$22.71	$17.16	$13.16	$25.57
Total return (%)	16.47[4]	6.80[5]	32.34[6]	30.40[6]	(48.53)[6]	12.49

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$15	$11	$8	$3	$34
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.93[7]	0.87	0.90	0.91[8]	0.84	0.83
Expenses net of fee waivers and credits	0.93[7]	0.87	0.90	0.91[8]	0.84	0.83
Net investment loss	(0.52)[7]	(0.50)	(0.53)	(0.49)	(0.57)[3]	(0.59)
Portfolio turnover (%)	32	110	79[9]	103	58	35

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.07 and 0.35%, respectively.
4 Not annualized.
5 The Fund’s total return includes a reimbursement from the adviser due to an investment compliance exception, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$24.01	$24.06
Net investment loss[3]	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	3.92	(0.02)
Total from investment operations	3.86	(0.05)
Less distributions
From net investment income	(0.53)	—
Net asset value, end of period	$27.34	$24.01
Total return (%)	16.54[4]	(0.21)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[7]	0.91[7]
Expenses net of fee waivers and credits	0.86[7]	0.89[7]
Net investment loss	(0.44)[7]	(0.74)[7]
Portfolio turnover (%)	32	110[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Small Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no transfers between the levels described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by

22	Small Cap Equity Fund | Semiannual report

the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Small Cap Equity Fund	23

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $188,276,251 available to offset future net realized capital gains as of October 31, 2011. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of October 31, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2015	2016	2017

$5,343,313	$136,499,066	$46,433,872

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and passive foreign investment companies.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

24	Small Cap Equity Fund | Semiannual report

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2012, the Fund wrote option contracts to gain exposure to certain securities. The following table summarizes the Fund’s written options activities during the six months ended April 30, 2012:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	7,436	$289,998
Options written	—	—
Options closed	(3,469)	(135,288)
Options expired	(2,358)	(91,954)
Options exercised	(1,609)	(62,756)
Outstanding, end of period	—	—

Semiannual report | Small Cap Equity Fund	25

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss) on	$171,738

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized appreciation	$56,296
	(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.685% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.89% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and expenses paid indirectly. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to March 1, 2012, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.64%, 2.34%, 2.34% and 1.09% for Class A, Class B, Class C and Class I shares, respectively, and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged. Accordingly, there were no fee waivers and/or expense reimbursements for any of the classes for the six months ended April 30, 2012.

26	Small Cap Equity Fund | Semiannual report

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.70% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $51,784 for the six months ended April 30, 2012. Of this amount, $6,754 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,827 was paid as sales commissions to broker-dealers and $38,203 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $51,548 and $6,378 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Small Cap Equity Fund	27

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$539,490	$371,868
Class B	119,704	24,741
Class C	134,615	27,819
Class I	—	8,975
Class R6	—	18

Total	$793,809	$433,421

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	737,791	$17,688,132	2,755,117	$68,642,944
Distributions reinvested	273,962	5,887,451	88,463	2,104,544
Repurchased	(1,728,214)	(41,477,703)	(4,348,640)	(107,751,285)

Net decrease	(716,461)	($17,902,120)	(1,505,060)	($37,003,797)

Class B shares

Sold	43,516	$952,223	147,085	$3,311,410
Distributions reinvested	14,913	290,958	489	10,577
Repurchased	(207,146)	(4,523,073)	(545,249)	(12,142,351)

Net decrease	(148,717)	($3,279,892)	(397,675)	($8,820,364)

Class C shares

Sold	47,694	$1,054,287	179,242	$4,161,058
Distributions reinvested	14,251	278,176	591	12,804
Repurchased	(128,627)	(2,812,491)	(298,966)	(6,573,392)

Net decrease	(66,682)	($1,480,028)	(119,133)	($2,399,530)

Class I shares

Sold	114,694	$2,983,867	885,451	$23,580,847
Distributions reinvested	13,703	311,608	5,180	130,287
Repurchased	(85,181)	(2,184,341)	(734,928)	(18,273,662)

Net increase	43,216	$1,111,134	155,703	$5,437,472

Class R6 shares[1]

Sold	—	—	4,156	$100,000

Net increase	—	—	4,156	$100,000

Net decrease	(888,644)	($21,550,906)	(1,862,009)	($42,686,219)

1The inception date of Class R6 shares is 9-1-11.

28	Small Cap Equity Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $133,784,883 and $167,041,987, respectively, for the six months ended April 30, 2012.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

KVH Industries, Inc.
Bought: 46,949
Sold: 235,444	1,297,725	1,109,230	($1,119,854)	—	$11,070,115

Semiannual report | Small Cap Equity Fund	29

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Small Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	37SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock

MUTUAL FUNDS

John Hancock

Financial Industries Fund

Semiannual Report

4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–8.11	–8.15	0.31	13.00	–8.11	–34.62	3.15

Class B	–8.75	–8.15	0.27	13.63	–8.75	–34.62	2.70

Class C	–4.93	–7.84	0.13	17.63	–4.93	–33.50	1.35

Class I1	–2.91	–6.80	1.29	19.14	–2.91	–29.66	13.66

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.41	2.11	2.11	1.03

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Financial Industries Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B2	4-30-02	$10,270	$10,270	$7,425	$15,839

Class C2	4-30-02	10,135	10,135	7,425	15,839

Class I1	4-30-02	11,366	11,366	7,425	15,839

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectus.

2 No contingent deferred sales charge is applicable.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,189.80	$7.73

Class B	1,000.00	1,186.30	11.52

Class C	1,000.00	1,186.30	11.52

Class I	1,000.00	1,191.40	5.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,017.80	$7.12

Class B	1,000.00	1,014.30	10.62

Class C	1,000.00	1,014.30	10.62

Class I	1,000.00	1,019.80	5.07

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.42%, 2.12%, 2.12% and 1.01% for Class A, Class B, Class C and Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 Holdings (36.7% of Net Assets on 4-30-12)[1,2]

U.S. Bancorp	5.2%	American Express Company	3.4%

Wells Fargo & Company	4.5%	Simon Property Group, Inc.	3.4%

JPMorgan Chase & Company	4.3%	Ameriprise Financial, Inc.	3.2%

American Capital, Ltd.	3.5%	Bank of America Corp.	2.9%

Zions Bancorporation	3.5%	East West Bancorp, Inc.	2.8%

Sector Composition[1,3]

Diversified Banks	22.6%	Specialized REITs	1.9%

Regional Banks	21.9%	Diversified Capital Markets	1.0%

Investment Banking & Brokerage	18.4%	Diversified REITs	0.9%

Consumer Finance	6.1%	Real Estate Development	0.8%

Retail REITs	5.2%	Real Estate	0.8%

Property & Casualty Insurance	4.3%	Diversified Financial Services	0.7%

Thrifts & Mortgage Finance	3.2%	Real Estate Management
		& Development	0.5%
Office REITs	2.8%
		Short-Term Investments & Other	4.1%
Data Processing & Outsourced Services	2.4%

Mortgage REITs	2.4%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund focuses on one sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments.

10	Financial Industries Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 92.2%		$238,464,781

(Cost $193,756,382)

Financials 89.8%		232,160,088

Capital Markets 20.7%

American Capital, Ltd. (I)	922,538	9,160,798

Ameriprise Financial, Inc.	151,763	8,227,072

Apollo Global Management LLC	143,236	1,839,150

Blackstone Group LP	504,543	6,841,603

Invesco, Ltd.	189,801	4,714,657

Janus Capital Group, Inc.	522,289	3,958,951

Morgan Stanley	68,979	1,191,957

T. Rowe Price Group, Inc.	70,649	4,459,012

The Goldman Sachs Group, Inc.	62,318	7,175,918

Walter Investment Management Corp.	300,091	6,070,841

Commercial Banks 34.7%

1st United Bancorp, Inc. (I)	237,731	1,440,650

BB&T Corp.	166,714	5,341,517

Citizens Republic Bancorp, Inc. (I)	82,637	1,394,086

Comerica, Inc.	43,759	1,401,163

East West Bancorp, Inc.	319,302	7,270,507

Fifth Third Bancorp	452,161	6,434,251

First California Financial Group, Inc. (I)	106,541	581,714

Glacier Bancorp, Inc.	188,692	2,811,511

Independent Bank Corp. — MA	49,771	1,397,072

MB Financial, Inc.	91,887	1,899,304

Prosperity Bancshares, Inc.	97,235	4,536,013

Standard Chartered PLC	49,798	1,217,675

State Bank Financial Corp. (I)	74,447	1,284,211

Sun Bancorp, Inc. (I)	281,312	812,992

SunTrust Banks, Inc.	106,579	2,587,738

SVB Financial Group (I)	94,745	6,072,207

Talmer Bancorp, Inc. (I) (S)	417,381	3,162,017

U.S. Bancorp	418,305	13,456,872

UniCredit SpA	392,730	1,561,895

Union First Market Bankshares Corp.	123,206	1,719,956

Wells Fargo & Company	351,974	11,766,491

Wilshire Bancorp, Inc. (I)	466,508	2,500,483

Zions Bancorporation	439,056	8,952,352

See notes to financial statements	Semiannual report | Financial Industries Fund	11

	Shares	Value
Consumer Finance 6.1%

American Express Company	145,238	$8,744,780

Discover Financial Services	203,621	6,902,752

Diversified Financial Services 9.1%

Bank of America Corp.	935,298	7,585,267

Citigroup, Inc.	145,121	4,794,798

JPMorgan Chase & Company	260,786	11,208,582

Insurance 4.3%

ACE, Ltd.	87,489	6,646,539

Assured Guaranty, Ltd.	319,829	4,535,175

Real Estate Investment Trusts 10.7%

Campus Crest Communities, Inc.	111,500	1,298,975

CoreSite Realty Corp.	93,962	2,340,593

DiamondRock Hospitality Company	149,778	1,592,140

Digital Realty Trust, Inc.	66,826	5,017,964

Excel Trust, Inc.	73,430	880,426

FelCor Lodging Trust, Inc. (I)	355,366	1,499,645

General Growth Properties, Inc.	151,408	2,695,062

Kimco Realty Corp.	109,448	2,124,386

Select Income REIT (I)	65,096	1,489,396

Simon Property Group, Inc.	55,693	8,665,831

Real Estate Management & Development 1.6%

Altus Group Ltd.	303,565	2,012,806

The Howard Hughes Corp. (I)	32,017	2,148,661

Thrifts & Mortgage Finance 2.6%

First Defiance Financial Corp.	75,361	1,294,702

Flushing Financial Corp.	130,219	1,696,754

HomeStreet, Inc. (I)	56,156	1,960,968

Nationstar Mortgage Holdings, Inc. (I)	125,000	1,781,250

Information Technology 2.4%		6,304,693

IT Services 2.4%

Visa, Inc., Class A	51,266	6,304,693

Preferred Securities 0.7%		$1,861,449

(Cost $1,918,933)

Financials 0.7%		1,861,449

Real Estate Investment Trusts 0.7%

FelCor Lodging Trust, Inc., 8.000%	43,450	1,120,576

FelCor Lodging Trust, Inc., Series A, 1.950%	28,550	740,873

12	Financial Industries Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 1.1%				$2,857,540

(Cost $2,556,032)

Financials 1.1%				2,857,540

Commercial Banks 0.5%

Regions Financial Corp.	7.375	12-10-37	$1,448,000	1,419,040

Thrifts & Mortgage Finance 0.6%

Nationstar Mortgage LLC (I) (S)	9.625	05-01-19	1,400,000	1,438,500

			Shares	Value
Warrants 0.9%				$2,242,019

(Cost $3,707,526)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)			1,027,125	426,257

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			223,341	1,815,762

Investment Companies 1.0%				$2,590,575

(Cost $3,154,330)

Financials 1.0%				2,590,575

AP Alternative Assets LP			257,813	2,590,575

			Par value	Value
Short-Term Investments 1.2%				$3,274,000

(Cost $3,274,000)

Repurchase Agreement 1.2%				3,274,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $3,274,001 on 5-1-12, collateralized by $3,315,000 Federal National Mortgage Association, 2.700% due
3-28-22 (valued at $3,344,006, including interest)			$3,274,000	3,274,000

Total investments (Cost $208,367,203)† 97.1%				$251,290,364

Other assets and liabilities, net 2.9%				$7,373,486

Total net assets 100.0%				$258,663,850

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $209,896,688. Net unrealized appreciation aggregated $41,393,676, of which $50,976,368 related to appreciated investment securities and $9,582,692 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Financial Industries Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $208,367,203)	$251,290,364
Cash	7,383,278
Cash collateral for options contracts	1,050,000
Foreign currency, at value (Cost $195,896)	198,314
Receivable for fund shares sold	204,397
Dividends and interest receivable	125,053
Other receivables and prepaid expenses	85,801

Total assets	260,337,207

Liabilities

Payable for investments purchased	938,023
Payable for fund shares repurchased	367,543
Written options, at value (Premiums received $120,297)	141,050
Payable to affiliates
Accounting and legal services fees	5,339
Transfer agent fees	41,722
Distribution and service fees	67,073
Trustees’ fees	51,091
Other liabilities and accrued expenses	61,516

Total liabilities	1,673,357

Net assets

Paid-in capital	$295,900,584
Undistributed net investment income	227,546
Accumulated net realized loss on investments, options written and foreign
currency transactions	(80,369,107)
Net unrealized appreciation (depreciation) on investments, options written
and translation of assets and liabilities in foreign currencies	42,904,827

Net assets	$258,663,850

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($235,942,153 ÷ 21,702,542 shares)	$10.87
Class B ($11,318,462 ÷ 1,118,390 shares)[1]	$10.12
Class C ($11,396,399 ÷ 1,125,864 shares)[1]	$10.12
Class I ($6,836 ÷ 615 shares)	$11.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.44

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Financial Industries Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,181,410
Interest	57,162
Less foreign taxes withheld	(18,680)

Total investment income	2,219,892

Expenses

Investment management fees	940,070
Distribution and service fees	426,342
Accounting and legal services fees	27,210
Transfer agent fees	242,446
Trustees’ fees	9,383
State registration fees	24,186
Printing and postage	26,173
Professional fees	23,545
Custodian fees	908
Registration and filing fees	11,110
Other	10,406

Total expenses	1,741,779

Net investment income	478,113

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,414,226
Written options	96,998
Foreign currency transactions	5,253

3,516,477
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	37,016,484
Written options	(20,752)
Translation of assets and liabilities in foreign currencies	(2,900)

36,992,832

Net realized and unrealized gain	40,509,309

Increase in net assets from operations	$40,987,422

See notes to financial statements	Semiannual report | Financial Industries Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$478,113	$1,496,173
Net realized gain	3,516,477	9,889,333
Change in net unrealized appreciation (depreciation)	36,992,832	(22,473,988)

Increase (decrease) in net assets resulting from operations	40,987,422	(11,088,482)

Distributions to shareholders
From net investment income
Class A	(2,558,857)	(382,037)
Class B	(58,349)	—
Class C	(51,126)	—
Class I	(103)	(30)

Total distributions	(2,668,435)	(382,067)

From Fund share transactions	(7,215,262)	(50,721,464)

Total increase (decrease)	31,103,725	(62,192,013)

Net assets

Beginning of period	227,560,125	289,752,138

End of period	$258,663,850	$227,560,125

Undistributed net investment income	$227,546	$1,223,696

16	Financial Industries Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$9.26	$9.79	$9.24	$8.78	$20.21	$21.38
Net investment income (loss)[2]	0.02	0.06	(0.02)	0.05	0.11	0.13
Net realized and unrealized gain (loss)
on investments	1.71	(0.58)	0.61	0.53	(7.62)	1.41
Total from investment operations	1.73	(0.52)	0.59	0.58	(7.51)	1.54
Less distributions
From net investment income	(0.12)	(0.01)	(0.04)	(0.12)	(0.09)	(0.14)
From net realized gain	—	—	—	—	(3.83)	(2.57)
Total distributions	(0.12)	(0.01)	(0.04)	(0.12)	(3.92)	(2.71)
Net asset value, end of period	$10.87	$9.26	$9.79	$9.24	$8.78	$20.21
Total return (%)[3]	18.98[4]	(5.28)	6.39[5]	7.02[5]	(45.40)[5]	7.84[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$236	$207	$262	$278	$296	$648
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.42[6]	1.40	1.49	1.72[7]	1.51	1.40
Expenses net of fee waivers	1.42[6]	1.40	1.49	1.46[7]	1.39	1.35
Expenses net of fee waivers and credits	1.42[6]	1.40	1.49	1.46[7]	1.38	1.35
Net investment income (loss)	0.47[6]	0.60	(0.23)	0.59	0.88	0.63
Portfolio turnover (%)	12	50	41	48	52	72

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Financial Industries Fund	17

CLASS B SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$8.58	$9.12	$8.64	$8.18	$19.11	$20.34
Net investment income (loss)[2]	(0.01)	(0.01)	(0.08)	—[3]	0.02	(0.01)
Net realized and unrealized gain (loss)
on investments	1.60	(0.53)	0.56	0.50	(7.12)	1.35
Total from investment operations	1.59	(0.54)	0.48	0.50	(7.10)	1.34
Less distributions
From net investment income	(0.05)	—	—	(0.04)	—	—
From net realized gain	—	—	—	—	(3.83)	(2.57)
Total distributions	(0.05)	—	—	(0.04)	(3.83)	(2.57)
Net asset value, end of period	$10.12	$8.58	$9.12	$8.64	$8.18	$19.11
Total return (%)[4]	18.63[5]	(5.92)	5.56[6]	6.23[6]	(45.76)[6]	7.12[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$11	$16	$21	$30	$103
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.12[7]	2.10	2.19	2.42[8]	2.21	2.10
Expenses net of fee waivers	2.12[7]	2.10	2.19	2.16[8]	2.09	2.05
Expenses net of fee waivers and credits	2.12[7]	2.10	2.19	2.16[8]	2.08	2.05
Net investment income (loss)	(0.22)[7]	(0.09)	(0.91)	(0.06)	0.19	(0.05)
Portfolio turnover (%)	12	50	41	48	52	72

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$8.58	$9.13	$8.64	$8.17	$19.09	$20.33
Net investment income (loss)[2]	(0.01)	(0.01)	(0.09)	(0.01)	0.02	(0.01)
Net realized and unrealized gain (loss)
on investments	1.60	(0.54)	0.58	0.52	(7.11)	1.34
Total from investment operations	1.59	(0.55)	0.49	0.51	(7.09)	1.33
Less distributions
From net investment income	(0.05)	—	—	(0.04)	—	—
From net realized gain	—	—	—	—	(3.83)	(2.57)
Total distributions	(0.05)	—	—	(0.04)	(3.83)	(2.57)
Net asset value, end of period	$10.12	$8.58	$9.13	$8.64	$8.17	$19.09
Total return (%)[3]	18.63[4]	(6.02)	5.67[5]	6.36[5]	(45.76)[5]	7.07[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$10	$12	$15	$14	$19
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.12[6]	2.10	2.19	2.41[7]	2.21	2.10
Expenses net of fee waivers	2.12[6]	2.10	2.19	2.16[7]	2.09	2.05
Expenses net of fee waivers and credits	2.12[6]	2.10	2.19	2.16[7]	2.08	2.05
Net investment income (loss)	(0.24)[6]	(0.10)	(0.93)	(0.14)	0.17	(0.07)
Portfolio turnover (%)	12	50	41	48	52	72

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Financial Industries Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$9.51	$10.04	$9.47	$9.01	$20.65	$21.80
Net investment income[2]	0.04	0.11	0.02	0.08	0.18	0.22
Net realized and unrealized gain (loss)
on investments	1.74	(0.59)	0.63	0.55	(7.81)	1.44
Total from investment operations	1.78	(0.48)	0.65	0.63	(7.63)	1.66
Less distributions
From net investment income	(0.17)	(0.05)	(0.08)	(0.17)	(0.18)	(0.24)
From net realized gain	—	—	—	—	(3.83)	(2.57)
Total distributions	(0.17)	(0.05)	(0.08)	(0.17)	(4.01)	(2.81)
Net asset value, end of period	$11.12	$9.51	$10.04	$9.47	$9.01	$20.65
Total return (%)	19.14[3]	(4.84)	6.85[4]	7.60[4]	(45.18)[4]	8.31

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.01[6]	0.99	1.38	1.40[7]	0.94	0.91
Expenses net of fee waivers	1.01[6]	0.99	1.02	0.99[7]	0.94	0.91
Expenses net of fee waivers and credits	1.01[6]	0.99	1.02	0.99[7]	0.93	0.91
Net investment income	0.89[6]	1.04	0.24	1.06	1.33	1.07
Portfolio turnover (%)	12	50	41	48	52	72

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Financial Industries Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the Fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

20	Financial Industries Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Capital Markets	$53,639,959	$53,639,959	—	—
Commercial Banks	89,602,677	83,661,090	$2,779,570	$3,162,017
Consumer Finance	15,647,532	15,647,532	—	—
Diversified Financial
Services	23,588,647	23,588,647	—	—
Insurance	11,181,714	11,181,714	—	—
Real Estate
Investment Trusts	27,604,418	27,604,418	—	—
Real Estate Management
& Development	4,161,467	4,161,467	—	—
Thrifts & Mortgage
Finance	6,733,674	6,733,674	—	—
IT Services	6,304,693	6,304,693	—	—
Preferred Securities
Real Estate
Investment Trusts	1,861,449	1,861,449	—	—
Corporate Bonds
Commercial Banks	1,419,040	—	1,419,040	—
Thrifts & Mortgage
Finance	1,438,500	—	1,438,500	—
Warrants	2,242,019	2,242,019	—	—
Investment Companies	2,590,575	2,590,575	—	—
Short-Term Investments	3,274,000	—	3,274,000	—

Total Investments
in Securities	$251,290,364	$239,217,237	$8,911,110	$3,162,017
Other Financial
Instruments:
Written Options	($141,050)	($141,050)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Semiannual report | Financial Industries Fund	21

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of 10-31-11	$2,679,337
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	196,464
Purchases	286,216
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-12	$3,162,017
Change in unrealized at period end*	586,177

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of

22	Financial Industries Fund | Semiannual report

premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semiannual report | Financial Industries Fund	23

For federal income tax purposes, the Fund has a capital loss carryforward of $82,356,099 available to offset future net realized capital gains as of October 31, 2011 which expires as follows: October 31, 2016 — $31,926,176 and October 31, 2017 — $50,429,923.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and litigation proceeds.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s

24	Financial Industries Fund | Semiannual report

exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2012, the Fund wrote option contracts to manage against anticipated changes in securities markets and income generation. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2012 and the contracts held at April 30, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—
Options written	2,700	$258,694
Options expired	(1,100)	(66,399)
Options bought back	(600)	(38,399)
Options exercised	(400)	(33,599)
Outstanding, end of period	600	$120,297

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Discover Financial
Services	$32	July 2012	400	$55,199	($113,000)
The Goldman Sachs
Group, Inc.	130	July 2012	100	34,399	(10,500)
Total			500	$89,598	($123,500)
PUTS
The Goldman Sachs
Group, Inc.	$100	July 2012	100	$30,699	($17,550)
Total			100	$30,699	($17,550)

Semiannual report | Financial Industries Fund	25

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Payable for written	Written options	—	$141,050
options, at value

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30,2012:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain on	$96,998

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized	($20,752)
	appreciation (depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; b) 0.750% of the next $500,000,000; c) 0.735% of the next $1,000,000,000; and d) 0.725% of the Fund’s daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Prior to March 1, 2012, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements

26	Financial Industries Fund | Semiannual report

were such that these expenses would not exceed 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.02% for Class I shares. The fee waivers and/or expense reimbursements expired February 29, 2012.

For the six months ended April 30, 2012, there were no expense reductions or reimbursements related to these agreements.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net effective rate of 0.800% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $60,400 for the six months ended April 30, 2012. Of this amount, $9,260 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $44,987 was paid as sales commissions to broker-dealers and $6,153 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $30,511 and $9,882 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain

Semiannual report | Financial Industries Fund	27

fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$320,877	$220,685
Class B	55,376	11,424
Class C	50,089	10,334
Class I	—	3
Total	$426,342	$242,446

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,336,568	$13,797,374	1,519,644	$16,194,088
Distributions reinvested	243,939	2,112,514	29,282	303,655
Repurchased	(2,222,537)	(21,647,069)	(5,980,431)	(61,455,989)

Net decrease	(642,030)	($5,737,181)	(4,431,505)	($44,958,246)

Class B shares

Sold	69,895	$664,267	140,016	$1,337,770
Distributions reinvested	6,662	53,831	—	—
Repurchased	(250,460)	(2,340,452)	(585,718)	(5,650,310)

Net decrease	(173,903)	($1,622,354)	(445,702)	($4,312,540)

Class C shares

Sold	156,515	$1,499,611	282,803	$2,865,848
Distributions reinvested	4,778	38,604	—	—
Repurchased	(153,424)	(1,393,942)	(451,856)	(4,316,526)

Net increase (decrease)	7,869	$144,273	(169,053)	($1,450,678)

Net decrease	(808,064)	($7,215,262)	(5,046,260)	($50,721,464)

There were no Fund share transactions for Class I shares for the six months ended April 30, 2012 and for the year ended October 31, 2011.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class I on April 30, 2012.

28	Financial Industries Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $27,952,700 and $39,996,156, respectively, for the six months ended April 30, 2012.

Note 8 — Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s investment performance more volatile and investment values may rise and fall more rapidly.

Semiannual report | Financial Industries Fund	29

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Financial Industries Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	70SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012